Consolidated Balance Sheets - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
ASSETS
Cash and due from banks (Note 8)		¥ 33,924,340	¥ 32,648,387
Interest-earning deposits in other banks (Note 8)		40,646,920	43,209,662
Cash, due from banks and interest-earning deposits in other banks		74,571,260	75,858,049	[1]
Call loans and funds sold		1,109,995	896,360
Receivables under resale agreements (Note 15)		10,974,740	5,725,921
Receivables under securities borrowing transactions (Note 15)		2,758,573	9,268,756
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥6,558,587 and ¥7,512,025 in 2018 and 2019) (including ¥15,007,706 and ¥18,597,303 measured at fair value under the fair value option in 2018 and 2019) (Notes 8, 15, 24 and 32)		40,576,618	35,186,689
Investment securities (Notes 3, 8 and 32):
Available-for-sale debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥11,358,439 and ¥6,981,664 in 2018 and 2019)		33,518,503	32,833,114
Held-to-maturity debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥414,857 and ¥160,828 in 2018 and 2019) (fair value of ¥3,620,672 and ¥4,452,947 in 2018 and 2019)		4,441,901	3,582,941
Equity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,650 and ¥1,364 in 2018 and 2019) (including ¥6,699,943 and ¥6,413,867 in 2018 and 2019 measured at fair value)		6,977,600	7,238,194
Total investment securities		44,938,004	43,654,249
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥898,186 and ¥802,185 in 2018 and 2019) (Notes 4 and 8)	[2]	116,883,941	117,035,895
Allowance for credit losses (Note 4)		(658,184)	(764,124)
Net loans		116,225,757	116,271,771
Premises and equipment-net (Note 5)		973,600	1,013,588
Accrued interest		359,648	324,624
Customers' acceptance liability		247,996	183,084
Intangible assets-net (Notes 2 and 6)		927,196	1,011,119
Goodwill (Notes 2 and 6)		433,891	441,334
Deferred tax assets (Note 7)		89,719	68,704
Other assets (Notes 8, 13, 14 and 32)		11,041,902	10,666,064
Total assets		305,228,899	300,570,312
LIABILITIES AND EQUITY
Deposits (Notes 8 and 9): Domestic offices, Non-interest-bearing		25,222,218	24,406,759
Deposits (Notes 8 and 9): Domestic offices, Interest-bearing		124,859,036	125,195,310
Deposits (Notes 8 and 9): Overseas offices, Non-interest-bearing		5,220,557	5,455,677
Deposits (Notes 8 and 9): Overseas offices, Interest-bearing		43,978,978	40,616,847
Total deposits		199,280,789	195,674,593
Call money and funds purchased (Notes 8 and 10)		2,450,320	2,452,543
Payables under repurchase agreements (Notes 8, 15 and 16)		25,224,632	18,134,594
Payables under securities lending transactions (Notes 8, 15 and 16)		913,087	8,170,218
Due to trust account (Note 11)		2,735,952	3,386,158
Other short-term borrowings (including ¥264,783 and ¥289,755 measured at fair value under the fair value option in 2018 and 2019) (Notes 8, 12 and 32)		6,731,073	6,881,124
Trading account liabilities (Notes 15, 24 and 32)		13,009,492	12,222,331
Obligations to return securities received as collateral (Notes 15, 16 and 32)		3,087,026	3,176,962
Bank acceptances outstanding		247,996	183,084
Accrued interest		214,735	165,921
Long-term debt (including ¥333,985 and ¥325,808 measured at fair value under the fair value option in 2018 and 2019) (Notes 8, 12 and 32)		27,990,543	27,069,556
Other liabilities (Notes 1, 7, 8, 13, 14 and 27)		7,358,506	7,407,413
Total liabilities		289,244,151	284,924,497
Commitments and contingent liabilities (Notes 25 and 27)
Mitsubishi UFJ Financial Group shareholders' equity:
Capital stock (Notes 17 and 18)-common stock authorized, 33,000,000,000 shares; common stock issued, 13,900,028,020 shares and 13,667,770,520 shares at March 31, 2018 and 2019, with no stated value		2,090,270	2,090,270
Capital surplus (Note 18)		5,577,186	5,740,165
Retained earnings (Notes 19 and 35):
Appropriated for legal reserve		239,571	239,571
Unappropriated retained earnings		8,094,026	4,945,733
Accumulated other comprehensive income, net of taxes (Note 20)		(284,269)	2,477,315
Treasury stock, at cost-737,772,882 common shares and 745,921,774 common shares at March 31, 2018 and 2019		(517,236)	(522,872)
Total Mitsubishi UFJ Financial Group shareholders' equity		15,199,548	14,970,182
Noncontrolling interests (Note 21)		785,200	675,633
Total equity		15,984,748	15,645,815
Total liabilities and equity		305,228,899	300,570,312
Consolidated VIEs [Member]
ASSETS
Cash and due from banks (Note 8)		7	130
Interest-earning deposits in other banks (Note 8)		23,655	23,161
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥6,558,587 and ¥7,512,025 in 2018 and 2019) (including ¥15,007,706 and ¥18,597,303 measured at fair value under the fair value option in 2018 and 2019) (Notes 8, 15, 24 and 32)		528,690	477,583
Investment securities (Notes 3, 8 and 32):
Total investment securities		1,828,194	1,952,683
Net loans		15,545,328	16,550,107
All other assets		294,212	187,329
Total assets		18,220,086	19,190,993
LIABILITIES AND EQUITY
Total deposits
Other short-term borrowings (including ¥264,783 and ¥289,755 measured at fair value under the fair value option in 2018 and 2019) (Notes 8, 12 and 32)		20,535	28,451
Long-term debt (including ¥333,985 and ¥325,808 measured at fair value under the fair value option in 2018 and 2019) (Notes 8, 12 and 32)		490,033	510,948
All other liabilities		62,146	84,040
Total liabilities		¥ 572,714	¥ 623,439

[1]	The reclassification of certain items on the consolidated balance sheets resulted in reclassification of the consolidated statements of cash flows for the fiscal years ended March 31, 2017 and 2018, respectively. See Note 1 Reclassifications for further information.
[2]	The above table includes loans held for sale of ¥226,923 million and ¥291,794 million at March 31, 2018 and 2019, respectively.